REGULATORY MATTERS (Details) - EUR (€)		12 Months Ended
	May. 10, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Capital adequacy ratios according to the CRD IV transitional provisions
Common equity Tier 1		14.50%	13.50%
Tier 1		14.50%	13.50%
Total		14.60%	13.60%
Regulatory Matters Textual Details [Abstract]
Amount of share capital increase	€ 2,500,000,000
Min CET 1 Ratio Required for Adverse Stress Test				5.50%
CET 1 Ratio required for the Adverse Dynamic Balance sheet stress test				8.90%
Stress test capital surplus				€ 2,000,000,000
Amount of DTA		€ 4,900,000,000	€ 68,000,000
Comprehensive Assessment		In accordance with the Euro Summit Statement of July 12, 2015 and ECB Decision of August 5, 2015, the ECB conducted a comprehensive assessment (“CA”) of the four systemic Greek banks. The CA consisted of an AQR and a Stress Test (“ST”) including a baseline and an adverse scenario. The AQR exercise was conducted by reference to a static balance sheet as of June 30, 2015. The ST was a forward looking exercise, following AQR adjustments, assessing the resilience of NBG’s financial position to further significant deterioration of the economic environment from June 2015, until the end of 2017. Under the baseline scenario (including AQR adjustments), the ST generated an additional negative impact on NBG’s regulatory capital, resulting in a stressed CET1 ratio of 6.8% relative to the minimum CET1 ratio threshold set by the SSM at 9.5% for the baseline scenario. Therefore the Baseline ST implied a capital shortfall of EUR 1,576 million. Taking into account the positive impact stemming from the third quarter results, the SSM reduced the capital needs under both the baseline and the adverse scenarios by EUR 120 million. Consequently the capital shortfall for the baseline scenario has been reduced to EUR 1,456 million. Under the adverse scenario, the ST (including AQR adjustments) identified a capital shortfall of EUR 4,482 million after the reduction of EUR 120 million (an additional EUR 3,026 million compared to the Baseline) relative to a CET1 ratio threshold of 8.0% (compared with 5.5% in the adverse scenario of the 2014 ST). On November 6, 2015 the Bank, according to ECB’s guidelines, submitted a capital plan to the SSM (the “Capital Plan”), targeted to addressing both the baseline capital shortfall as well as the additional needs arising from the adverse scenario as included in 2015 Comprehensive Assessment results. The Capital Plan, approved on November 13, 2015, included the Liability Management Exercise completed on December 1, 2015 (see Note 24), a share capital increase completed in December 2015 (see Note 33), the 100% disposal of Finansbank (see Note 17) and if necessary the request for State Aid through the HFSF (which involved mandatory conversion of the Greek State preference shares, the US preference shares and other eligible liabilities) completed in December 2015.